Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Licenses
Licenses
Licenses

	U.S. Cellular	Wireline	Cable	Total
(Dollars in millions)
Balance at December 31, 2014	$1,448	$3	$3	$1,454
Acquisitions	346	–	–	346
Exchanges - Licenses received	43	–	–	43
Other	1	–	–	1
Balance at December 31, 2015	1,838	3	3	1,844
Acquisitions	53	–	–	53
Transferred to Assets held for sale	(8)	–	–	(8)
Divestitures	–	(1)	–	(1)
Exchanges - Licenses received	25	–	–	25
Exchanges - Licenses surrendered	(18)	–	–	(18)
Balance at December 31, 2016	$1,890	$2	$3	$1,895

Goodwill
Goodwill
Goodwill

	U.S. Cellular	Wireline	Cable	HMS	Total
(Dollars in millions)
Balance at December 31, 2014	$227	$414	$95	$35	$771
Divestitures	–	(5)	–	–	(5)
Balance at December 31, 2015	227	409	95	35	766
Other	–	–	–	–	–
Balance at December 31, 2016	$227	$409	$95	$35	$766